Exhibit 99.6

Client Name:	MAT TRS LLC
Client Project Name:	GCAT 20-NQM1
Start - End Dates:	05/2019 - 12/2019
Deal Loan Count:	240

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Total				1

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